FINANCIAL INSTRUMENTS (Details 19) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 06, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financials Instruments [Line items]
Equity	$ 7,338,971	$ 7,116,893	$ (49,415)	$ 6,999,283	$ 6,646,445
Bank borrowings	940,435	858,457
Financial leasing	68,187	112,376
Bonds issued	3,501,654	3,302,685
Capitalization	$ 11,849,247	$ 11,390,411